TRANSACTION EXPENSES	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Restructuring Cost and Reserve [Line Items]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses for the three months ended March 31, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	March 31, 2025
Digital assets sales costs	$12,839,085	$—	$—	$12,839,085
Impairment of digital assets	78,308	—	34,121	112,429
Blockchain reward distributions	67,766	—	(11,320)	56,446
Borrowing costs	5,789	—	28,049	33,838
Mining and hosting costs	—	—	5,534	5,534
Other transaction expenses (1)	8,220	—	3,887	12,107
Transaction expenses	$12,999,168	$—	$60,271	$13,059,439

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	March 31, 2024
Digital assets sales costs	$9,247,968	$—	$—	$9,247,968
Impairment of digital assets	8,934	—	16,591	25,525
Blockchain reward distributions	5,594	—	(5,215)	379
Borrowing costs	4,009	—	13,874	17,883
Mining and hosting costs	—	—	15,255	15,255
Other transaction expenses (1)	5,620	—	986	6,606
Transaction expenses	$9,272,125	$—	$41,491	$9,313,616
__________________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.
TRANSACTION EXPENSES
The Company incurred the following Transaction expenses for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales costs	$42,102,443	$—	$—	$42,102,443
Impairment of digital assets	139,246	—	192,674	331,920
Blockchain reward distributions	146,731	—	(16,433)	130,298
Borrowing costs	25,652	—	75,108	100,760
Mining and hosting costs	—	—	47,643	47,643
Other transaction expenses (1)	23,226	—	5,486	28,712
Transaction expenses	$42,437,298	$—	$304,478	$42,741,776

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales costs	$51,441,223	$—	$—	$51,441,223
Impairment of digital assets	47,791	—	50,549	98,340
Blockchain reward distributions	3,069	—	(504)	2,565
Borrowing costs	8,825	—	9,346	18,171
Mining and hosting costs	—	—	20,772	20,772
Other transaction expenses (1)	8,473	—	2,879	11,352
Transaction expenses	$51,509,381	$—	$83,042	$51,592,423

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales costs	$114,812,910	$—	$—	$114,812,910
Impairment of digital assets	4,588,978	—	1,535,870	6,124,848
Blockchain reward distributions	—	—	—	—
Borrowing costs	29,027	—	6,430	35,457
Mining and hosting costs	—	—	15,372	15,372
Other transaction expenses (1)	6,583	—	761	7,344
Transaction expenses	$119,437,498	$—	$1,558,433	$120,995,931